INCOME TAX EXPENSE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expenses
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income (loss) before income tax expense	$ 956	$ 1,395	$ (53,481)
Components of income tax expenses
Current income tax expenses	3,956	7,013	2,113
Deferred income tax benefit	(482)	(562)	(586)
Income tax expenses	3,474	6,451	1,527
Reconciliation of the effective income tax provisions to the amount computed by applying the statutory tax rate to (loss) income before income taxes
Taxation at PRC statutory tax rate of 25%	239	349	(13,370)
Effect of non-PRC entities not subject to income tax	856	2,161	4,564
Effect of tax holiday	(8)	(466)
Effect of preferential tax rate	(119)	(14)	(248)
Current and deferred tax rate differential	762	1,167	1,015
Deemed interest income	46	276	1,010
Non-deductible expenses	1,447	3,041	4,337
Change in valuation allowance	1,041	575	3,818
Impact of changes in enacted tax rates			(325)
Prior year tax audit adjustment			190
PRC withholding tax on the outside basis difference of the discontinued operations			136
Provision for (reversal of) PRC dividend withholding tax	300	(296)	400
Effect of changes in the tax basis of property, plant and equipment	(391)	(225)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	(699)	(117)
Income tax expenses	3,474	6,451	1,527
Effective Tax Rate (as a percent)	363.39%	462.44%	(2.86%)
Effect of tax holidays on basic and diluted loss per share
Aggregate amount	8	466
Basic and diluted (in dollars per share)		$ 0.003
Reconciliation of accrued unrecognized tax benefits
Balance at the beginning of the period	6,077	6,093	3,743
Addition for tax positions taken in the current year	464	396	459
Reclassified from income tax payable for tax positions of prior years	1,729	1,138	2,336
Reduction for tax positions of prior years	(27)	(171)	(87)
Lapse of statute of limitations	(669)	(117)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations		(1,276)	(618)
Foreign currency translation	211	14	260
Balance at the end of the period	7,785	6,077	6,093
Unrecognized tax benefits, which if recognized, would affect the effective tax rate	5,481	4,159
Portion of unrecognized tax benefits presented on a net basis as deferred tax asset related to net operating loss	1,582	986
Interest on unrecognized tax benefits recognized in interest expense	68	576	457
Unrecognized tax benefits included in other non-current liabilities	6,203	5,091
Accrued interests on unrecognized tax benefits	1,697	1,583
Penalty recognized in relation to unrecognized tax benefits	0
PRC
Income tax expenses
Income tax rate (as a percent)	25.00%
Income tax exemption period	2 years
Income tax rate reduction period	3 years
Percentage of tax reduction	50.00%
Income (loss) before income tax expense	4,379	10,037	(35,229)
PRC | From 2010 to 2020
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2020 | Binglangjiang
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2020 | Husahe
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2011 | Liyuan
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2010 to 2011 | Hengda
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2012 to 2020 | Liyuan
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2012 to 2020 | Hengda
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Xineng
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Xiaopengzu
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | In 2011 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2012 to 2013 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	12.50%
PRC | From 2010 to 2012 | Banzhu
Income tax expenses
Preferential income tax rate (as a percent)	12.50%
PRC | From 2011 to 2013 | Xineng
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2011 to 2013 | Xiaopengzu
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
Cayman Islands
Income tax expenses
Income (loss) before income tax expense	(2,943)	(7,962)	(17,593)
Hong Kong
Income tax expenses
Tax rate (as a percent)	16.50%
Withholding tax	0
Income (loss) before income tax expense	$ (480)	$ (680)	$ (659)